Condensed Consolidating Statement of Comprehensive Income Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, tax	$ 428	$ 375	$ 557	$ 3,786	$ 4,339
Unrealized (loss) gain due to fair value adjustments on available-for-sale securities, tax	$ 833	$ 2,550	$ 1,499	$ 8,128	$ 3,425